Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Net loss and comprehensive loss	$ 4,715,358	$ 3,984,204	$ 14,733,780	$ 16,291,550
Deferred:
Federal			(4,387,544)	(4,197,007)
State			(1,249,149)	(587,696)
Total deferred			(5,636,693)	(4,784,703)
Less: valuation allowance			$ 5,636,693	$ 4,784,703
Effective tax rate, differed from the federal statutory rate
Statutory rate (as a percent)			(34.00%)	(34.00%)
State taxes (as a percent)			(5.60%)	(3.60%)
Tax credits (as a percent)			(0.50%)	5.20%
Other (as a percent)			1.80%	1.70%
Valuation allowance (as a percent)			38.30%	30.70%
Effective tax rate (as a percent)			0.00%	0.00%
Non-current deferred tax assets:
Net operating Costs			$ 9,626,610	$ 7,459,489
Tax credits			374,605	261,851
Stock Compensation			297,438	188,602
Fixed Assets and Intangibles			3,700,557	470,577
Other			(93,434)	(75,432)
Gross non-current deferred tax assets			14,092,644	8,455,951
Valuation allowance			(14,092,644)	$ (8,455,951)
Increase in valuation allowance			$ 5,636,693